Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			¥ 930
Net realized/unrealized gains (losses)			15	[1]
Transfers in and/or out of Level 3			(37)
Purchases, sales, issuances and settlements			12
Ending Balance			920
Change in unrealized gains (losses) still held			30	[2]
Trading securities | Other foreign gov't bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	7
Purchases, sales, issuances and settlements	(2)	[3]
Ending Balance	5
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	86
Net realized/unrealized gains (losses)	4	[1]
Transfers in and/or out of Level 3	20	[4]
Purchases, sales, issuances and settlements	(14)	[3]
Ending Balance	96
Change in unrealized gains (losses) still held	2	[2]
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	200
Net realized/unrealized gains (losses)	(8)	[1]
Purchases, sales, issuances and settlements	14	[3]
Ending Balance	206
Change in unrealized gains (losses) still held	3	[2]
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	63
Net realized/unrealized gains (losses)	(4)	[1]
Purchases, sales, issuances and settlements	(9)	[3]
Ending Balance	50
Change in unrealized gains (losses) still held	(1)	[2]
Trading securities | Corporate bonds and other
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	564
Net realized/unrealized gains (losses)	(21)	[1]
Transfers in and/or out of Level 3	22	[4]
Purchases, sales, issuances and settlements	(117)	[3]
Ending Balance	448
Change in unrealized gains (losses) still held	(10)	[2]
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			127	[5]
Net realized/unrealized gains (losses)			(127)	[1],[5]
Transfers in and/or out of Level 3			(11)	[5]
Purchases, sales, issuances and settlements			70	[5]
Ending Balance			59	[5]
Change in unrealized gains (losses) still held			(164)	[2],[5]
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(17)	[5]
Net realized/unrealized gains (losses)	(5)	[1],[5]
Purchases, sales, issuances and settlements	2	[3],[5]
Ending Balance	(20)	[5]
Change in unrealized gains (losses) still held	(6)	[2],[5]
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized/unrealized gains (losses)	32	[1],[5]
Purchases, sales, issuances and settlements	1	[3],[5]
Ending Balance	33	[5]
Change in unrealized gains (losses) still held	30	[2],[5]
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	38	[5]
Net realized/unrealized gains (losses)	(10)	[1],[5]
Purchases, sales, issuances and settlements	1	[3],[5]
Ending Balance	29	[5]
Change in unrealized gains (losses) still held	(6)	[2],[5]
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	17	[5]
Net realized/unrealized gains (losses)	(23)	[1],[5]
Transfers in and/or out of Level 3	(1)	[4],[5]
Purchases, sales, issuances and settlements	32	[3],[5]
Ending Balance	25	[5]
Change in unrealized gains (losses) still held	(9)	[2],[5]
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	21	[5]
Net realized/unrealized gains (losses)	6	[1],[5]
Purchases, sales, issuances and settlements	(7)	[3],[5]
Ending Balance	20	[5]
Change in unrealized gains (losses) still held	2	[2],[5]
Residential mortgage-backed securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	573		664
Net realized/unrealized gains (losses)	1	[6]	9	[6]
Purchases, sales, issuances and settlements	(145)	[3]	(100)
Ending Balance	429		573
Change in unrealized gains (losses) still held	(2)	[2]
Commercial mortgage-backed securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	650		955
Net realized/unrealized gains (losses)	(10)	[6]	(17)	[6]
Purchases, sales, issuances and settlements	(154)	[3]	(288)
Ending Balance	486		650
Change in unrealized gains (losses) still held	(10)	[2]	(11)	[2]
Foreign corporate bonds and other debt securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	357		369
Net realized/unrealized gains (losses)	(3)	[6]	19	[6]
Transfers in and/or out of Level 3	(13)	[4]	35
Purchases, sales, issuances and settlements	(93)	[3]	(66)
Ending Balance	248		357
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	522		834
Net realized/unrealized gains (losses)	2	[6]	3	[6]
Transfers in and/or out of Level 3	(35)	[4]	(69)
Purchases, sales, issuances and settlements	(200)	[3]	(246)
Ending Balance	289		522
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3		2
Net realized/unrealized gains (losses)	(1)	[6]	1	[6]
Transfers in and/or out of Level 3			2
Purchases, sales, issuances and settlements	(2)	[3]	(2)
Ending Balance			3
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	96		88
Net realized/unrealized gains (losses)	(3)	[7]	3	[7]
Transfers in and/or out of Level 3	(16)	[4]
Purchases, sales, issuances and settlements	183	[3]	5
Ending Balance	260		96
Change in unrealized gains (losses) still held			2	[2]
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	350		261
Net realized/unrealized gains (losses)	8	[8]	9	[8]
Transfers in and/or out of Level 3	1	[4]
Purchases, sales, issuances and settlements	97	[3]	98
Ending Balance	440		350
Change in unrealized gains (losses) still held	¥ 7	[2]	¥ 10	[2]

[1]	Realized and unrealized gains (losses) are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2010 and 2011.
[3]	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.
[4]	Transfers in and out of Level 3 are assumed to occur at the beginning of the fiscal year. There were no significant transfers between Level 1 or Level 2 and Level 3 of the fair value hierarchy for the fiscal year ended March 31, 2011.
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
[6]	Realized gains (losses) are reported in Investment gains (losses)-net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
[7]	Realized and unrealized gains (losses) are reported in Investment gains (losses)-net.
[8]	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).